Schedule of fair value of the derivative liabilities related to the June 2026 convertible note (Details)		9 Months Ended
	Jun. 04, 2026 $ / shares	Sep. 30, 2026 $ / shares	Sep. 30, 2026 $ / shares	Jun. 04, 2026 $ / shares	Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Stock price | (per share)		$ 13.16			$ 12.07
Volatility		95.42%	95.42%		89.07%
June 2026 convertible senior notes [member]
IfrsStatementLineItems [Line Items]
Stock price	$ 20.68	$ 13.16
Derivative maturity date	Jul. 01, 2031	Jul. 01, 2031	Jul. 01, 2031	Jul. 01, 2031
Bond price			$ 160.187	$ 100.000
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	50.00%	50.00%	50.00%	50.00%
Credit spread	8.98%	1.63%	1.63%	8.98%
Interest rate curve description	USD SOFR vs Fixed Rate	USD SOFR vs Fixed Rate